Staff costs - Schedule of deferred variable remuneration systems, digital transformation award (Details) € in Millions, customer in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) country geographies people case salesProgram market customer	Dec. 31, 2023 EUR (€) people	Dec. 31, 2022 EUR (€) people block	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payment arrangement
Deferral period	5 years
Total achievement of incentive						83.00%
Digital Transformation Award
Share-based payment arrangement
Maximum number of beneficiaries | people	250
Maximum amount of incentive | €	€ 30
Number of markets with OpenBank | market	3
Minimum number of countries with SuperDigital, excluding Brazil	1
Percent awarded in shares	50.00%
Percent awarded in options over shares	50.00%
Options, vesting period	10 years
Total achievement of incentive					85.00%
Digital Transformation Award | Minimum
Share-based payment arrangement
Deferral period	3 years
Total achievement of incentive				77.50%
Digital Transformation Award | Maximum
Share-based payment arrangement
Deferral period	5 years
Digital Transformation Award 2020 & 2021
Share-based payment arrangement
Options, vesting period	8 years
Digital Transformation Award 2020
Share-based payment arrangement
Number of geographies with global merchant services platform | geographies	3
Number of geographies with global trade services platform | geographies	8
Number of geographies with global platform SuperDigital	4
Number of priority use cases with machine learning deployment | case	4
Number of sales programs with conversion rate optimization roll-out | salesProgram	40
Number of countries with PagoFX global platform	4
Digital Transformation Award 2021
Share-based payment arrangement
Number of countries with Superdigital implemented	7
Number of active customers using Pago Nxt | customer	1.5
Number of customers acquired in Pago Nxt (in percentage)	50.00%
Minimum number of active countries with One Common Mobile Experience	3
Maximum number of active countries with One Common Mobile Experience	4
Minimum number of countries with One Common Mobile Experience as top three rated entity	2
Maximum number of countries with One Common Mobile Experience as top three rated entity	4
Minimum migratable virtual machines on cloud technology (in percentage)	75.00%
Digital Transformation Award 2022
Share-based payment arrangement
Maximum number of beneficiaries | people			50
Maximum amount of incentive | €			€ 15
Number of different blocks | block			2
Digital Transformation Award 2022, first block
Share-based payment arrangement
Maximum number of beneficiaries | people			250
Maximum amount of incentive | €			€ 30
Percent awarded in shares			50.00%
Percent awarded in options over shares			50.00%
Options, vesting period			10 years
Total achievement of incentive			96.50%
Digital Transformation Award 2022, first block | Minimum
Share-based payment arrangement
Deferral period			3 years
Digital Transformation Award 2022, first block | Maximum
Share-based payment arrangement
Deferral period			5 years
Digital Transformation Award 2022, second block
Share-based payment arrangement
Total achievement of incentive			100.00%
Digital Transformation Award 2023
Share-based payment arrangement
Maximum number of beneficiaries | people		50
Maximum amount of incentive | €		€ 15
Total achievement of incentive		88.00%
Digital Transformation Award 2024
Share-based payment arrangement
Maximum number of beneficiaries | people	50
Total achievement of incentive	77.00%